Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Interest Bearing Loans and Borrowings

	Maturity date	Interest rate		As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Guaranteed loans	17 June 2019	3.54%		2,385	2,413
Guaranteed loans	27 September 2019	2.30%		6,657	6,338
Guaranteed loans	30 September 2019	2.40%		6,451	6,142
Guaranteed loans	11 January 2018	1.495%		—	780
Guaranteed loans	11 January 2019	1.50%		993	—
Credit loans	6 December 2020	EURIBOR + 3.80%	(i)	3,139	3,121
Credit loans	18 January 2021	2.50%		525	—
Total				20,150	18,794

(i)	3.80% when EURIBOR is negative.